PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of changes in provisions

	Balance at December 31, 2016	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements		Balance at December 31, 2017
Environmental (see note 8.2)	745	64	(57)	63	[2]	815
Asset retirement obligations (see note 8.2)	358	60	(9)	18		427
Site restoration	43	—	(9)	6		40
Staff related obligations	168	48	(41)	8		183
Voluntary separation plans	79	22	(44)	22		79
Litigation and other (see note 8.2)	413	64	(173)	24		328
Tax claims	211	11	(109)	13		126
Other legal claims	202	53	(64)	11		202
Commercial agreements and onerous contracts	26	18	(22)	2		24
Other	115	39	(37)	9		126
	1,947	315	(392)	152		2,022
Short-term provisions	426					410
Long-term provisions	1,521					1,612
	1,947					2,022

	Balance at December 31, 2015	Additions[1]	Deductions/ Payments		Effects of foreign exchange and other movements		Balance at December 31, 2016
Environmental (see note 8.2)	697	108	(65)		5		745
Asset retirement obligations (see note 8.2)	297	70	(4)		(5)		358
Site restoration	64	8	(20)		(9)		43
Staff related obligations	167	48	(63)		16		168
Voluntary separation plans	97	25	(68)		25		79
Litigation and other (see note 8.2)	463	66	(71)		(45)		413
Tax claims	189	20	(22)		24		211
Other legal claims	269	46	(44)		(69)	[3]	202
Other unasserted claims	5	—	(5)		—		—
Commercial agreements and onerous contracts	273	18	(254)	[4]	(11)		26
Other	146	31	(51)		(11)		115
	2,204	374	(596)		(35)		1,947
Short-term provisions	770						426
Long-term provisions	1,434						1,521
	2,204						1,947

1.	Additions exclude provisions reversed or utilized during the same year.

2.	Effects of foreign exchange and other movements in 2017 are mainly related to the depreciation of U.S. dollar against local currencies primarily in Europe.

3.
On November 16, 2016, upon settlement of the competition commission case in South Africa, the provision of 84 recorded for this case was reclassified to "other long-term obligations" (65) and "Accrued expenses and other liabilities" (19).

4.	Deductions and payments for commercial agreements and onerous contracts reflect the increase in raw materials and steel prices.

Disclosure of commitment obligations

	December 31,
	2017	2016
Purchase commitments	24,734	24,432
Guarantees, pledges and other collateral	5,021	4,424
Non-cancellable operating leases	1,311	1,312
Capital expenditure commitments	878	466
Other commitments	1,206	1,432
Total	33,150	32,066

Disclosure of operating lease by lessee
The total future minimum lease payments related to finance leases for the year ended December 31, 2017 were as follows:

2018	144
2019 – 2022	440
2023 and beyond	160
Total minimum lease commitments	744
Less: future finance charges	256
Present value of minimum lease payments	488
The total future minimum lease payments related to finance leases for the year ended December 31, 2016 were as follows:

2017	133
2018 – 2021	467
2022 and beyond	221
Total minimum lease commitments	821
Less: future finance charges	292
Present value of minimum lease payments	529
The Company leases various facilities, land and equipment under non-cancellable lease arrangements. Future minimum lease payments required under operating leases that have initial or remaining non-cancellable terms as of December 31, 2017 and 2016 according to maturity periods are as follows:

	December 31,
	2017	2016
Less than 1 year	315	279
1-3 years	412	422
4-5 years	252	267
More than 5 years	332	344
Total	1,311	1,312